Shareholder Report, Line Graph (Details) 193154_Greenspring Income Opportunities Fund_Institutional Shares_TSR SemiAnnual {Institutional Shares} - USD ($)						6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 15, 2021	Mar. 31, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value	$ 11,981	$ 11,307	$ 10,346	$ 9,608	$ 10,000
Bloomberg U.S. Aggregate Bond Index.
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,876	9,599	8,604	8,548	10,000
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Accumulated Value	$ 11,945	$ 11,232	$ 10,198	$ 9,487	$ 10,000